INVESTMENTS IN LOAN POOL PARTICIPATIONS (Schedule of Investment in Loan Pools) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Initial Unpaid Principal Balance	$ 3,288,996,000
Unpaid Principal Balance, December 31, 2012	1,514,185,000
Investment in Pool Loan Portfolio	131,298,000
Investment balance at 12/31/12	95,601,000	89,951,000
Expected accretion over total estimated collection period	35,087,000
Accreted to date	19,218,000
February 2010 [Member] | U.S. Loan Pool 1 [Member] | Western United States [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Initial Unpaid Principal Balance	342,395,000
Unpaid Principal Balance, December 31, 2012	20,288,000
Investment in Pool Loan Portfolio	11,154,000
Investment balance at 12/31/12	2,486,000
Expected accretion over total estimated collection period	4,780,000
Accreted to date	4,748,000
December 2010 [Member] | U.S. Loan Pool 2 [Member] | Western United States [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Initial Unpaid Principal Balance	82,469,000
Unpaid Principal Balance, December 31, 2012	8,960,000
Investment in Pool Loan Portfolio	5,000,000
Investment balance at 12/31/12	1,016,000
Expected accretion over total estimated collection period	2,039,000
Accreted to date	2,031,000
April 2012 [Member] | U.S. Loan Pool 3 [Member] | Western United States [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Initial Unpaid Principal Balance	43,383,000
Unpaid Principal Balance, December 31, 2012	10,561,000
Investment in Pool Loan Portfolio	30,900,000
Investment balance at 12/31/12	8,142,000
Expected accretion over total estimated collection period	3,623,000
Accreted to date	2,898,000
August 2012 [Member] | Irish Loan Pool 1 [Member] | Ireland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Initial Unpaid Principal Balance	477,169,000
Unpaid Principal Balance, December 31, 2012	476,353,000
Investment in Pool Loan Portfolio	7,032,000
Investment balance at 12/31/12	7,610,000
Expected accretion over total estimated collection period	1,025,000
Accreted to date	96,000
November 2011 [Member] | UK Loan Pool 1 [Member] | United Kingdom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Initial Unpaid Principal Balance	2,111,326,000
Unpaid Principal Balance, December 31, 2012	765,769,000
Investment in Pool Loan Portfolio	61,200,000
Investment balance at 12/31/12	60,353,000	59,995,000
Expected accretion over total estimated collection period	22,977,000
Accreted to date	9,445,000
December 2012 [Member] | UK Loan Pool 2 [Member] | United Kingdom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Initial Unpaid Principal Balance	232,254,000
Unpaid Principal Balance, December 31, 2012	232,254,000
Investment in Pool Loan Portfolio	16,012,000
Investment balance at 12/31/12	15,994,000
Expected accretion over total estimated collection period	643,000
Accreted to date